Mar Vista Strategic Growth Fund
Mar Vista Strategic Growth Fund
INVESTMENT OBJECTIVE
The Mar Vista Strategic Growth Fund (the “Fund”) seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Mar Vista Strategic Growth Fund Institutional Shares
Redemption Fee (as a Percentage of Amounts Redeemed Within 60 Days of Purchase)	0.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Mar Vista Strategic Growth Fund Institutional Shares
Management Fees	0.75%
Distribution (12b-1) and/or Service Fees	none
Other Expenses	0.99%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.75%	[2]
Fee Waivers/Expense Reimbursements	(0.84%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	0.91%	[2]
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[3]	Mar Vista Investment Partners, LLC ("Mar Vista" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, "Excludable Expenses")) to 0.90%. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 0.90%. The waivers and reimbursements will remain in effect through November 1, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees (the "Board") and Mar Vista.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2020).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Mar Vista Strategic Growth Fund | Institutional Shares | USD ($)	93	290	604	1,754

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in equity securities that are judged by Mar Vista to have strong growth characteristics and that are undervalued in the marketplace.  Under normal market conditions, the Fund invests primarily (at least 65% of its net assets) in the equity securities of large capitalization companies with a market capitalization at the time of purchase that  is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index (“large-cap companies”).  The Fund may also invest up to 35% of its total assets in the equity securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar Vista believes trade at a discount to the value of the companies.  Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells a stock when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or the stock achieves Mar Vista’s estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks.  However, the actual number of portfolio holdings may vary due to market conditions.  Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”).

As of September 30, 2016, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $679 million and $609.16 billion and, as of September 30, 2016, the range of market capitalization represented by companies in the S&P 500® Index had a minimum market capitalization of $2.42 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.

PRINCIPAL RISKS
An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Principal Risk Information.”

•	It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•
The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•
Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

•
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential.  Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•
Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

•
Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•
Small- and mid-cap securities may be difficult or impossible to sell at the time and the price that the Fund would like.  Small- and mid-cap securities may trade less frequently and in smaller volumes than more widely held securities.  The values of small- and mid-cap securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

•
ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.   ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•
An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

•	The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund’s investment strategies.

PERFORMANCE INFORMATION
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception compared with those of the Russell 1000® Growth Index, which is a broader measure of market performance.  From inception (November 1, 2011) to January 20, 2015, Mar Vista served as the Fund’s sub-adviser and Roxbury Capital Management, LLC (“Roxbury”) served as the adviser. Effective January 20, 2015, Mar Vista replaced Roxbury as the primary investment adviser to the Fund. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling 844-737-MVIP (6847).

Calendar Year Returns as of December 31

Best Quarter	Worst Quarter
12.94%	(5.13)%
March 31, 2012	September 30, 2015
The Fund’s calendar year-to-date return as of September 30, 2016 was 6.16%.
Average Annual Total Returns (For the Periods Ended December 31, 2015)
Average Annual Returns - Mar Vista Strategic Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	Return Before Taxes	2.82%	15.17%	Nov. 01, 2011
After Taxes on Distributions | Institutional Shares	Return After Taxes on Distributions	1.86%	13.63%
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	Return After Taxes on Distributions and Sales of Fund Shares	2.12%	11.65%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	16.35%	Nov. 01, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).